UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

Schedule of investments

Turner Market Neutral Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—69.0%
Consumer discretionary— 7.7%
Harley-Davidson	2,290	$94
Las Vegas Sands*	2,160	91
Scientific Games, Cl A*^	9,250	95
Starwood Hotels & Resorts Worldwide	1,600	90
Total Consumer discretionary		370

Consumer staples— 4.1%
Coca-Cola	1,410	95
Hershey	1,810	103
Total Consumer staples		198

Energy— 8.3%
Cameron International*^	1,930	97
CONSOL Energy	1,960	95
Northern Oil & Gas*^	4,750	105
Rowan*	2,600	101
Total Energy		398

Financials— 5.7%
AON	1,790	92
Chubb^	1,410	88
Franklin Resources	730	96
Total Financials		276

Health care— 17.1%
Cooper	940	74
DaVita*^	2,210	191
Fresenius Medical Care ADR	1,280	96
Stryker^	1,530	90
SXC Health Solutions*	1,550	91
UnitedHealth Group	1,700	88
Valeant Pharmaceuticals International^	1,820	95
Watson Pharmaceuticals*^	1,440	99
Total Health care		824

Industrials— 12.3%
AMETEK	2,270	102
Arkansas Best	4,110	98
Avis Budget Group*	5,680	97
Caterpillar	940	100
Owens Corning*	2,580	96
WESCO International*^	1,810	98
Total Industrials		591

Information technology— 11.7%
F5 Networks*	890	98
OpenTable*	1,020	85
Opnext*	29,110	67
Qualcomm	1,760	100
Riverbed Technology*	2,930	116
Salesforce.com*	640	95
Total Information technology		561

Materials— 2.1%
PPG Industries	1,100	99
Total Materials		99
Total Common stock (Cost $3,214)		3,317

Cash equivalent—4.7%
BlackRock TempCash Fund, Institutional Shares, 0.010%**^	226,848	227
Total Cash equivalent (Cost $227)		227
Total Investments — 73.7% (Cost $3,441)†		$3,544

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $4,808.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions in addition to cash deposits with brokers.
†	At June 30, 2011, the tax basis cost of the Fund’s investments was $3,441, and the unrealized appreciation and depreciation were $131 and $(28), respectively.***
ADR	— American Depositary Receipt
Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of securities sold short

Turner Market Neutral Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—68.0%
Consumer discretionary— 9.7%
CarMax*	2,920	$97
Dollar General*	2,600	88
Genuine Parts	1,730	94
O’Reilly Automotive*	1,440	94
SodaStream International*	1,500	91
Total Consumer discretionary		464

Consumer staples— 4.0%
Church & Dwight	2,340	95
Kroger	3,820	95
Total Consumer staples		190

Energy— 8.3%
Continental Resources*	1,680	109
Encana	3,100	95
FMC Technologies*	2,210	99
Transocean	1,490	96
Total Energy		399

Financials— 5.7%
Federated Investors, Cl B	3,850	92
Travelers	1,590	93
Willis Group Holdings	2,190	90
Total Financials		275

Health care— 16.7%
Becton Dickinson	2,160	186
LifePoint Hospitals*	2,170	85
Pfizer	8,920	184
Regeneron Pharmaceuticals*	1,640	93
Seattle Genetics*	4,800	98
STERIS	4,600	161
Total Health care		807

Industrials— 9.8%
Acuity Brands	1,680	94
CNH Global*	2,540	98
Con-way	2,460	95
Scotts Miracle-Gro	1,670	86
United Technologies	1,100	97
Total Industrials		470

Information technology— 9.8%
Autodesk*	2,440	94
Nokia SP ADR	15,920	102
Synopsys*	3,630	93
Tellabs	21,290	98
Vishay Intertechnology*	5,570	85
Total Information technology		472

Materials— 4.0%
H.B. Fuller	3,980	97
Vulcan Materials	2,480	96
Total Materials		193
Total Common stock (Proceeds $3,236)		3,270
Total Securities sold short — 68.0% (Proceeds $3,236)		$3,270

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $4,808.**

*	Non-income producing security.
**	This number is listed in thousands.
ADR	—	American Depositary Receipt
Cl	—	Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Medical Sciences Long/Short Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—45.3%
Biotechnology— 10.2%
Achillion Pharmaceuticals*	58,490	$435
Alexion Pharmaceuticals*	9,200	433
ARIAD Pharmaceuticals*	18,150	206
Aveo Phamaceuticals*	9,480	195
Cubist Pharmaceuticals*	15,060	542
Incyte*	13,520	256
Medivation*	24,900	533
Onyx Pharmaceuticals*	17,780	628
QLT*	48,960	353
Targacept*	15,070	317
United Therapeutics*	19,650	1,083
Total Biotechnology		4,981

Health care equipment & supplies— 8.2%
ArthroCare*	22,660	758
Covidien	20,140	1,072
Cyberonics*	23,090	645
Gen-Probe*	4,680	324
NuVasive*	17,650	580
Sirona Dental Systems*	12,140	645
Total Health care equipment & supplies		4,024

Health care providers & services— 7.9%
DaVita*	20,130	1,743
Healthspring*	9,310	429
MEDNAX*	8,890	642
UnitedHealth Group	8,350	431
Universal Health Services, Cl B	6,300	325
WellPoint	4,080	321
Total Health care providers & services		3,891

Health care technology— 0.9%
SXC Health Solutions*	7,470	440
Total Health care technology		440

Life sciences tools & services— 2.7%
Agilent Technologies*	6,380	326
Bruker*	32,450	661
Waters*	3,390	324
Total Life sciences tools & services		1,311

Pharmaceuticals— 15.4%
Akorn*	27,490	192
Allergan	10,250	853
Endo Pharmaceuticals Holdings*	7,380	297
Hikma Pharmaceuticals	21,890	267
Medicis Pharmaceutical, Cl A	17,030	650
Merck	61,320	2,165
Par Pharmaceutical*	6,580	217
Perrigo	3,710	326
Shire ADR	11,560	1,090
Valeant Pharmaceuticals International	7,402	385
Watson Pharmaceuticals*	12,630	868
XenoPort*	36,640	261
Total Pharmaceuticals		7,571
Total Common stock (Cost $21,796)		22,218

Cash equivalent—41.6%
BlackRock TempCash Fund, Institutional Shares, 0.010%**^	20,399,035	20,399
Total Cash equivalent (Cost $20,399)		20,399
Total Investments — 86.9% (Cost $42,195)†		$42,617

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $49,044.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions in addition to cash deposits with brokers.
†	At June 30, 2011, the tax basis cost of the Fund’s investments was $42,195, and the unrealized appreciation and depreciation were $574 and $(152), respectively.***
ADR	— American Depositary Receipt
Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—32.1%
Biotechnology— 7.7%
Amgen*	7,450	$435
Curis*	43,170	155
Gilead Sciences*	10,400	431
Human Genome Sciences*	12,880	316
Lexicon Pharmaceuticals*	195,670	344
MannKind*	72,870	277
Oncolytics Biotech*	43,360	242
Regeneron Pharmaceuticals*	11,610	658
Sangamo BioSciences*	49,080	289
Seattle Genetics*	30,620	628
Total Biotechnology		3,775

Commercial services & supplies— 0.7%
Stericycle*	3,660	326
Total Commercial services & supplies		326

Health care equipment & supplies— 10.5%
Becton Dickinson	10,030	864
CareFusion*	16,080	437
IDEXX Laboratories*	6,920	537
Kinetic Concepts*	11,240	648
MAKO Surgical*	13,750	409
Neoprobe*	63,310	210
St. Jude Medical	12,290	586
STERIS	9,290	325
Thoratec*	8,140	267
Zimmer Holdings*	13,740	868
Total Health care equipment & supplies		5,151

Health care providers & services— 3.8%
Amedisys*	9,090	242
Health Management Associates, Cl A*	40,010	431
LifePoint Hospitals*	16,640	650
Quest Diagnostics	4,860	288
Select Medical Holdings*	28,570	253
Total Health care providers & services		1,864

Pharmaceuticals— 9.1%
AVANIR Pharmaceuticals, Cl A*	84,410	284
DepoMed*	39,660	324
Jazz Pharmaceuticals*	11,840	395
Johnson & Johnson	25,970	1,728
Pfizer	62,480	1,287
ViroPharma*	24,210	449
Total Pharmaceuticals		4,467

Tobacco— 0.3%
Star Scientific*	35,440	159
Total Tobacco		159
Total Common stock (Proceeds $15,736)		15,742

Exchange traded fund—2.6%
Health Care Select Sector SPDR Fund	36,470	1,295
Total Exchange traded fund (Proceeds $1,295)		1,295
Total Securities sold short — 34.7% (Proceeds $17,031)		$17,037

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $49,044.**

*	Non-income producing security.
**	This number is listed in thousands.
Cl	— Class
SPDR	— Standard & Poor’s Depositary Receipt

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Spectrum Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—63.2%
Consumer discretionary— 9.7%
Brunswick	63,250	$1,290
Chipotle Mexican Grill*	5,660	1,744
Coach	39,290	2,512
Crocs*	44,030	1,134
DSW, Cl A*	20,890	1,057
Express	29,750	649
Fossil*	17,030	2,005
GameStop, Cl A*	30,450	812
Harley-Davidson	103,460	4,239
Imax*	19,350	627
Las Vegas Sands*	50,500	2,132
Liberty Media-Starz, Ser A*	9,840	740
Limited Brands	19,670	756
Macy’s	30,320	887
MGM China Holdings*	380,710	701
Modine Manufacturing*	20,600	317
Motorcar Parts of America*	48,260	724
NagaCorp	2,704,064	660
Nordstrom	44,000	2,065
O’Charley’s*	110,360	807
Penn National Gaming*	22,910	924
Phillips-Van Heusen	46,980	3,076
Ports Design	206,301	488
Priceline.com*	2,590	1,326
Quiksilver*	161,180	757
Restoque Comercio e Confeccoes de Roupas	53,005	679
Scientific Games, Cl A*	221,300	2,288
Signet Jewelers*	27,660	1,295
Skechers USA, Cl A*	39,360	570
Starbucks	12,800	505
Starwood Hotels & Resorts Worldwide	60,740	3,404
Steven Madden*	17,505	657
Swatch Group	2,700	1,361
Tesla Motors*	29,170	850
TRW Automotive Holdings*	30,200	1,783
Under Armour, Cl A*	9,380	725
Urban Outfitters*	19,690	554
Vera Bradley*	24,600	940
Viacom, Cl B	21,270	1,085
Wet Seal, Cl A*	113,190	506
Williams-Sonoma	25,890	945
Total Consumer discretionary		50,576

Consumer staples— 1.9%
Coca-Cola	19,790	1,332
Coffee Holding	19,580	303
Dr. Pepper Snapple Group	19,970	837
Estee Lauder, Cl A	5,310	559
Green Mountain Coffee Roasters*	8,680	775
Hain Celestial Group*	41,990	1,401
Hershey	36,510	2,076
Imperial Sugar	20,620	412
Primo Water*	103,790	1,493
Walgreen	19,250	817
Total Consumer staples		10,005

Energy— 7.7%
Anadarko Petroleum	44,680	3,430
Baker Hughes	34,115	2,475
Brigham Exploration*	82,610	2,473
Cairn Energy*	123,680	823
Cameron International*	87,080	4,379
Carrizo Oil & Gas*	24,330	1,016
CGX Energy*	122,538	83
Cimarex Energy	5,440	489
Cobalt International Energy*	25,500	348
CONSOL Energy	46,710	2,265
Dawson Geophysical*	12,070	412
Dril-Quip*	10,580	718
Epsilon Energy*	71,100	260
Gasfrac Energy Services*	23,080	211
Gulfport Energy*	16,890	501
Key Energy Services*	33,750	607
Kodiak Oil & Gas*	50,860	293
Marathon Oil	54,640	2,878
Nabors Industries*	26,760	659
Northern Oil & Gas*	176,210	3,903
Patriot Coal*	14,000	312
Petrominerales	63,656	1,869
QEP Resources	15,280	639
Rowan*	82,540	3,203
SandRidge Energy*	55,450	591
Schlumberger	16,720	1,445
Southwestern Energy*	15,780	677
Straits Asia Resources	111,250	271
Swift Energy*	66,350	2,473
Whiting Petroleum*	9,890	563
Total Energy		40,266

Financials— 8.4%
57th Street General Acquisition*	67,050	872
ACE	18,710	1,231
Affiliated Managers Group*	27,500	2,790
AIA Group*	179,429	621
AON	78,550	4,030
Bank of the Ozarks	17,190	895
BNP Paribas	6,450	498
Brasil Insurance Participacoes e Administracao	486	576
Brown & Brown	31,840	817
Capital One Financial	12,370	639
CB Richard Ellis Group, Cl A*	69,920	1,756
China Minsheng Banking, Cl H	382,045	352
Chubb	17,910	1,121
CIMB Group Holdings Berhad	118,471	351
Citigroup	50,340	2,096
DBS Group Holdings	167,420	1,999
Discover Financial Services	112,460	3,008
East West Bancorp	55,970	1,131
Fortegra Financial*	61,860	485
FPIC Insurance Group*	15,870	661
Franklin Resources	10,210	1,340
Host Hotels & Resorts	29,170	494
Itau Unibanco Holding ADR	30,730	724
Lincoln National	25,150	717
Man Group	121,379	462
MF Global Holdings*	94,450	731
Morgan Stanley	47,910	1,102
MSCI, Cl A*	38,160	1,438
Ocwen Financial*	104,650	1,335

	Shares	Value (000)
Oritani Financial	112,490	$1,439
Portfolio Recovery Associates*	12,030	1,020
Primerica	22,022	484
ProAssurance*	18,290	1,280
RenaissanceRe Holdings	8,660	606
SL Green Realty	9,310	772
Standard Chartered	18,712	492
Texas Capital Bancshares*	33,037	853
Unum Group	18,100	461
Western Union	86,450	1,732
XL Group	22,830	502
Total Financials		43,913

Health care— 14.3%
Achillion Pharmaceuticals*	156,450	1,164
Agilent Technologies*	21,650	1,107
Air Methods*	8,470	633
Akorn*	43,570	305
Alexion Pharmaceuticals*	30,520	1,435
Allergan	16,240	1,352
AMERIGROUP*	11,660	822
Analogic	5,240	276
ARIAD Pharmaceuticals*	28,760	326
ArthroCare*	56,840	1,902
Aveo Phamaceuticals*	15,020	310
Bruker*	98,600	2,007
Computer Programs & Systems	8,090	514
Cooper	23,190	1,838
Coventry Health Care*	10	—
Covidien	84,010	4,472
Cubist Pharmaceuticals*	22,930	825
Cyberonics*	35,720	998
DaVita*	67,600	5,855
Endo Pharmaceuticals Holdings*	9,550	384
Express Scripts*	28,740	1,551
Fresenius Medical Care ADR	16,920	1,264
Gen-Probe*	21,850	1,511
Healthspring*	14,490	668
Hikma Pharmaceuticals	38,620	471
Hill-Rom Holdings	12,320	567
Incyte*	21,430	406
Medicis Pharmaceutical, Cl A	46,870	1,789
Medivation*	59,050	1,265
MEDNAX*	14,090	1,017
Merck	97,180	3,429
Molina Healthcare*	38,070	1,032
NuVasive*	44,800	1,473
Onyx Pharmaceuticals*	46,800	1,652
Par Pharmaceutical*	10,380	342
Perrigo	5,610	493
QLT*	103,958	750
Quality Systems	30	3
Shire ADR	39,990	3,767
Sirona Dental Systems*	35,210	1,870
Stryker	18,960	1,113
SXC Health Solutions*	33,520	1,975
Targacept*	23,050	486
United Therapeutics*	47,310	2,607
UnitedHealth Group	52,490	2,707
Universal Health Services, Cl B	9,920	511
Valeant Pharmaceuticals International	82,480	4,286
Waters*	13,930	1,334
Watson Pharmaceuticals*	84,090	5,780
WellCare Health Plans*	19,030	978
WellPoint	6,470	510
XenoPort*	58,070	413
Total Health care		74,545

Industrials— 5.3%
A123 Systems*	98,290	523
Allegiant Travel*	14,770	731
AMETEK	54,670	2,455
Arkansas Best	56,470	1,340
Avis Budget Group*	79,500	1,359
Caterpillar	30,850	3,284
Commercial Vehicle Group*	14,730	209
Copa Holdings, Cl A	19,440	1,297
Deere	12,050	993
Expeditors International of Washington	11,300	578
FedEx	5,180	491
Greenbrier*	45,474	899
Huron Consulting Group*	13,660	413
Joy Global	6,000	571
Middleby*	13,263	1,247
Owens Corning*	83,790	3,130
Parker Hannifin	20,740	1,861
Pentair	28,710	1,159
Precision Castparts	4,000	659
Rockwell Automation	16,940	1,470
Triumph Group	15,720	1,565
WESCO International*	25,450	1,377
Total Industrials		27,611

Information technology— 10.4%
Acme Packet*	9,750	684
Active Network*	42,750	752
Alcatel-Lucent SP ADR*	97,050	560
Anaren*	38,360	815
Apple*	3,300	1,108
Ariba*	18,860	650
ARM Holdings	19,550	556
ASML Holding, NY Shares	19,820	733
Avago Technologies	35,640	1,354
Baidu ADR*	6,420	900
Broadcom, Cl A	20,420	687
BYD, H Shares*	133,670	432
Cavium*	15,030	655
CEVA*	20,420	622
Check Point Software Technologies*	8,360	475
Citrix Systems*	9,200	736
Coherent*	20,750	1,147
Cypress Semiconductor	88,520	1,871
Digimarc*	67,710	2,372
eBay*	50,280	1,623
EMC*	47,920	1,320
F5 Networks*	32,550	3,589
Google, Cl A*	2,800	1,418
GSI Group*	172,990	2,085
Heartland Payment Systems	27,799	573
HSW International*	113,057	649
Imagination Technologies Group*	76,890	465
Informatica*	10,900	637
IPG Photonics*	8,040	585
Juniper Networks*	26,790	844
MasterCard, Cl A	8,870	2,673
NetQin Mobile ADR*	186,510	1,026
NXP Semiconductors*	26,580	710

	Contracts/ Shares	Value (000)
OmniVision Technologies*	24,480	$852
OpenTable*	40,340	3,353
Opnext*	386,430	881
Oracle	29,000	954
Qualcomm	56,960	3,235
Renren ADR*	55,710	493
Riverbed Technology*	39,060	1,546
Rofin-Sinar Technologies*	18,310	625
Salesforce.com*	14,210	2,117
SINA*	16,310	1,698
SuccessFactors*	39,650	1,166
TIBCO Software*	16,550	480
VeriFone Systems*	35,182	1,560
ZTE, H Shares	13,658	49
Total Information technology		54,315

Materials— 5.1%
African Minerals*	22,331	186
Air Products & Chemicals	12,860	1,229
AK Steel Holding	55,710	878
Allied Nevada Gold*	18,660	660
Arkema	3,833	394
Atlas Iron*	102,000	408
CF Industries Holdings	21,640	3,066
Cliffs Natural Resources	14,840	1,372
Eastman Chemical	4,900	500
Exxaro Resources	46,070	1,218
First Quantum Minerals	7,647	1,115
Globe Specialty Metals	22,570	506
Goldcorp	12,630	610
Grande Cache Coal*	94,070	858
Koninklijke DSM	12,780	829
Molycorp*	38,980	2,380
Mosaic	38,990	2,641
Osisko Mining*	58,210	905
PPG Industries	21,140	1,919
Quadra FNX Mining*	38,056	565
Rio Tinto	6,720	486
Senomyx*	154,870	796
Temple-Inland	109,370	3,253
Total Materials		26,774

Telecommunication services— 0.2%
Aruba Networks*	20,100	594
NTELOS Holding	35,750	730
Total Telecommunication services		1,324

Utilities— 0.2%
ITC Holdings	8,940	641
Veolia Environnement ADR	17,180	487
Total Utilities		1,128
Total Common stock (Cost $312,631)		330,457

Exchange traded fund—0.2%
iShares Dow Jones U.S. Real Estate Index Fund	19,990	1,205
Total Exchange traded fund (Cost $1,034)		1,205

Exchange traded note—0.1%
iPath S&P 500 VIX Short-Term Futures ETN	25,270	534
Total Exchange traded note (Cost $807)		534

Put option contracts—0.4%
iShares Russell 2000 Index Fund,
8/11 at $82	1,776	419
iShares Russell 2000 Index Fund,
8/11 at $81	5,906	1,163
PowerShares QQQ Trust,
7/11 at $56	667	23
SPDR S&P 500 ETF Trust,
8/11 at $131	1,333	331
SPDR S&P Retail ETF,
9/11 at $54	983	246
Total Put option contracts (Cost $3,028)		2,182

Call option contracts—0.5%
Abercrombie & Fitch,
8/11 at $75	540	49
Abercrombie & Fitch,
8/11 at $65	429	206
Alpha Natural Resources,
9/11 at $48	338	81
Juniper Networks,
10/11 at $29	856	347
Las Vegas Sands,
9/11 at $38	644	364
Las Vegas Sands,
9/11 at $41	982	358
Schlumberger,
8/11 at $83	429	241
SPDR S&P 500 ETF Trust,
7/11 at $126	392	11
Starwood Hotels & Resorts Worldwide,
8/11 at $55	590	177
Starwood Hotels & Resorts Worldwide,
8/11 at $58	330	67
United States Steel,
8/11 at $41	795	511
Total Call option contracts (Cost $2,302)		2,412

Cash equivalent—19.7%
BlackRock TempCash Fund, Institutional Shares, 0.010%**	102,776,813	102,777
Total Cash equivalent (Cost $102,777)		102,777
Total Investments — 84.1% (Cost $422,579)†		$439,567

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $522,855.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	At June 30, 2011, the tax basis cost of the Fund’s investments was $432,621, and the unrealized appreciation and depreciation were $11,579 and $(4,633), respectively.***
ADR	— American Depositary Receipt

Cl	— Class
ETF	— Exchange Traded Fund
ETN	— Exchange Traded Note
NY	— New York
Ser	— Series
S&P	— Standard & Poor’s
SPDR	— Standard & Poor’s Depositary Receipt

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of securities sold short

Turner Spectrum Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—37.2%
Consumer discretionary— 5.7%
Advance Auto Parts	25,300	$1,480
Buckle	19,370	827
CarMax*	86,600	2,864
Cheesecake Factory*	39,800	1,248
Cinemark Holdings	29,170	604
Discovery Communications, Cl A*	20,280	831
Dollar General*	85,610	2,901
Domino’s Pizza*	15,900	401
Genuine Parts	33,860	1,842
Goodyear Tire & Rubber*	20,180	338
Guess?	20,470	861
Home Depot	20,780	753
Lumber Liquidators Holdings*	16,740	425
Marriott International, Cl A	53,210	1,888
Mohawk Industries*	9,830	590
Netflix*	2,230	586
O’Reilly Automotive*	20,210	1,324
Papa John’s International*	34,670	1,153
Polo Ralph Lauren	10,630	1,410
Ross Stores	10,280	824
Shutterfly*	11,330	651
SodaStream International*	39,350	2,393
Warnaco Group*	14,620	764
Wynn Macau	205,709	670
Zumiez*	90,200	2,252
Total Consumer discretionary		29,880

Consumer staples— 1.6%
Church & Dwight	44,090	1,787
Feihe International*	31,000	224
General Mills	38,730	1,442
H.J. Heinz	15,540	828
Kellogg	10,380	574
Kroger	53,680	1,331
Star Scientific*	49,190	221
Wal-Mart Stores	32,780	1,742
Zhongpin*	20,500	215
Total Consumer staples		8,365

Energy— 5.4%
Apache	10,750	1,326
Approach Resources*	20,060	455
Arch Coal	14,190	378
Berry Petroleum, Cl A	20,100	1,068
Cameco	27,780	732
Chesapeake Energy	45,490	1,351
Continental Resources*	22,320	1,449
Denbury Resources*	38,300	766
Devon Energy	13,790	1,087
Encana	87,830	2,704
EOG Resources	20,370	2,130
FMC Technologies*	110,450	4,947
Halliburton	30,061	1,533
Murphy Oil	6,750	443
Noble	21,220	836
PetroQuest Energy*	74,610	524
Statoil ASA SP ADR	28,820	733
Toreador Resources*	90,560	336
Transocean	38,110	2,460
Ultra Petroleum*	28,300	1,296
Ultrapar Participacoes SP ADR	23,150	420
Valero Energy	22,660	579
Weatherford International*	30,120	565
Total Energy		28,119

Financials— 4.7%
American Express	28,310	1,464
Arch Capital Group*	22,460	717
BB&T	46,940	1,260
Cathay General Bancorp	40,440	663
China Merchants Bank, H Shares	304,160	735
City National	26,340	1,429
Compartamos	261,042	474
Credicorp	8,110	698
Employers Holdings	18,720	314
Evercore Partners, Cl A	19,330	644
Federated Investors, Cl B	121,940	2,907
Fidelity National Financial, Cl A	39,700	625
FXCM, Cl A	50,340	499
Green Dot, Cl A*	17,960	610
Manulife Financial	65,960	1,165
Navigators Group*	9,590	451
Netspend Holdings*	39,670	397
Northern Trust	42,130	1,936
Raymond James Financial	17,089	549
Regions Financial	139,220	863
Royal Bank of Canada	15,190	866
Symetra Financial	29,234	393
Travelers	30,060	1,755
Weyerhaeuser	53,890	1,178
Willis Group Holdings	45,210	1,858
Total Financials		24,450

Health care— 8.1%
Amedisys*	29,340	781
Amgen*	11,600	677
AVANIR Pharmaceuticals, Cl A*	133,770	450
Becton Dickinson	44,040	3,795
CareFusion*	25,480	692
Celgene*	7,700	464
Corcept Therapeutics*	6,000	24
Curis*	60,110	215
DepoMed*	61,150	500
Gilead Sciences*	16,480	682
Health Management Associates, Cl A*	62,800	677
Human Genome Sciences*	20,100	493
IDEXX Laboratories*	10,970	851
Isis Pharmaceuticals*	43,424	398
Jazz Pharmaceuticals*	18,700	624
Johnson & Johnson	41,160	2,738
Kinetic Concepts*	17,660	1,018
Lexicon Pharmaceuticals*	310,100	546
LifePoint Hospitals*	97,030	3,792
MAKO Surgical*	35,790	1,064
MannKind*	115,480	439
Neoprobe*	100,330	333
Oncolytics Biotech*	68,720	383
Pfizer	252,180	5,195
Quest Diagnostics	7,700	455
Regeneron Pharmaceuticals*	61,170	3,469
Sangamo BioSciences*	77,780	458

	Shares	Value (000)
Seattle Genetics*	111,490	$2,288
Select Medical Holdings*	44,900	398
St. Jude Medical	31,380	1,496
STERIS	84,960	2,972
Thoratec*	12,800	420
ViroPharma*	37,070	686
Zimmer Holdings*	41,970	2,653
Total Health care		42,126

Industrials— 3.0%
Acuity Brands	23,590	1,316
Avery Dennison	14,350	554
Canadian Pacific Railway	9,290	579
Cintas	30,880	1,020
CNH Global*	34,920	1,350
Con-way	33,730	1,309
Cooper Industries	9,450	564
Honeywell International	24,090	1,435
Jabil Circuit	32,680	660
JetBlue Airways*	37,400	228
Roper Industries	7,960	663
Scotts Miracle-Gro	39,970	2,051
Stericycle*	5,800	517
U.S. Airways Group*	68,820	613
United Stationers	23,350	827
United Technologies	25,270	2,237
Total Industrials		15,923

Information technology— 5.5%
Advent Software*	22,900	645
AOL*	63,110	1,253
Atmel*	32,760	461
Autodesk*	65,760	2,538
Broadridge Financial Solutions	21,090	508
Computer Sciences	15,080	573
Electronic Arts*	18,740	442
FactSet Research Systems	15,680	1,604
Fiserv*	39,820	2,494
Global Payments	30,230	1,542
Infosys SP ADR	13,310	868
JDS Uniphase*	57,320	955
KLA-Tencor	33,230	1,345
Maxim Integrated Products	21,610	552
Microsoft	49,520	1,288
Motorola Mobility Holdings*	22,310	492
Nokia SP ADR	211,360	1,357
NVIDIA*	41,940	668
Paychex	20,680	635
Silicon Laboratories*	16,700	689
Skyworks Solutions*	30,140	693
Synopsys*	77,060	1,981
Tech Data*	19,280	943
Telefonaktiebolaget LM Ericsson SP ADR	47,810	688
Tellabs	438,680	2,022
Vishay Intertechnology*	108,660	1,634
Total Information technology		28,870

Materials— 2.9%
Agnico-Eagle Mines	8,780	554
Alcoa	37,100	588
Aluminumoration of China	31,420	682
Anglo American	13,700	679
ArcelorMittal, NY Shares	37,150	1,291
Barrick Gold	33,180	1,503
Carpenter Technology	10,790	622
Cemex SAB de CV SP ADR*	85,900	739
Dow Chemical	23,060	830
Eldorado Gold	26,570	392
Freeport-McMoRan Copper & Gold	15,950	844
H.B. Fuller	54,650	1,335
Kumba Iron Ore	14,520	1,041
Nucor	15,500	639
Praxair	11,600	1,257
Voestalpine	8,387	463
Vulcan Materials	44,640	1,720
Total Materials		15,179

Telecommunication services— 0.3%
Crown Castle International*	14,620	596
Verizon Communications	19,940	743
Total Telecommunication services		1,339
Total Common stock (Proceeds $192,415)		194,251

Exchange traded funds—6.0%
Energy Select Sector SPDR Fund	11,130	839
Health Care Select Sector SPDR Fund	57,790	2,053
Industrial Select Sector SPDR Fund	43,990	1,638
iShares MSCI Emerging	40,550	1,930
iShares Russell 2000 Growth Index Fund	71,600	6,791
iShares Russell 2000 Growth Index Fund	43,300	3,585
Materials Select Sector SPDR Trust	79,260	3,121
PowerShares QQQ Trust	43,520	2,483
SPDR Gold Trust ETF	8,390	1,225
SPDR Metals & Mining ETF	11,220	779
SPDR S&P Retail ETF	57,690	3,084
United States Natural Gas Fund	145,710	1,607
Vanguard Small-Cap Growth ETF	28,800	2,474
Total Exchange traded funds (Proceeds $30,707)		31,609
Total Securities sold short — 43.2% (Proceeds $223,122)†		$225,860

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $522,855.**

*	Non-income producing security.
**	This number is listed in thousands.
†	The open short positions are collateralized by cash deposits with brokers.
ADR	— American Depositary Receipt
Cl	— Class
ETF	— Exchange Traded Fund
NY	— New York
S&P	— Standard and Poor’s
SPDR	— Standard and Poor’s Depositary Receipt

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of open options written

Turner Spectrum Fund

June 30, 2011 (Unaudited)

	Contracts	Value (000)
Written put options*—0.4%
Abercrombie & Fitch,
8/11 at $55	643	$41
Abercrombie & Fitch,
8/11 at $65	540	141
Alpha Natural Resources,
9/11 at $40	215	33
Alpha Natural Resources,
9/11 at $43	127	32
iShares Russell 2000 Index Fund,
8/11 at $76	11,520	945
Juniper Networks,
10/11 at $25	1,286	94
Las Vegas Sands,
9/11 at $33	966	49
Las Vegas Sands,
9/11 at $36	491	44
Schlumberger,
8/11 at $75	644	49
SPDR S&P 500 ETF Trust,
8/11 at $124	1,999	188
SPDR S&P Retail ETF,
9/11 at $49	1,474	149
Starwood Hotels & Resorts Worldwide,
8/11 at $50	970	90
Starwood Hotels & Resorts Worldwide,
8/11 at $55	374	86
United States Steel,
8/11 at $39	796	41
Total Written put options (Premiums received $3,027)		1,982

Written call options*—0.4%
Abercrombie & Fitch,
8/11 at $73	643	98
Alpha Natural Resources,
9/11 at $53	215	23
iShares Russell 2000 Index Fund,
8/11 at $84	2,953	505
iShares Russell 2000 Index Fund,
8/11 at $85	887	113
Juniper Networks,
10/11 at $34	1,286	195
Las Vegas Sands,
9/11 at $44	966	213
Schlumberger,
8/11 at $88	644	193
SPDR S&P 500 ETF Trust,
8/11 at $135	666	94
Starwood Hotels & Resorts Worldwide,
8/11 at $60	1,098	123
United States Steel,
8/11 at $46	1,193	302
Total Written call options (Premiums received $1,318)		1,859
Total Written option contracts (Premiums received $4,345)		3,841

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $522,855.**

*	Non-income producing security.
**	This number is listed in thousands.
ETF	-Exchange Traded Fund
S&P	-Standard & Poor’s
SPDR	-Standard & Poor’s Depositary Receipt

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Titan Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—39.5%
Consumer discretionary— 9.0%
Chipotle Mexican Grill*	160	$49
Coach	1,110	71
Fossil*	430	51
Harley-Davidson	1,600	66
Las Vegas Sands*^	1,670	70
Nordstrom^	2,160	101
Phillips-Van Heusen	1,090	71
Priceline.com*	120	62
Starbucks	980	39
Starwood Hotels & Resorts Worldwide^	2,770	155
Swatch Group	90	45
TRW Automotive Holdings*	1,410	83
Viacom, Cl B^	1,560	80
Total Consumer discretionary		943

Consumer staples— 2.7%
Dr. Pepper Snapple Group^	1,470	62
Hain Celestial Group*^	3,040	101
Hershey	1,000	57
Walgreen	1,410	60
Total Consumer staples		280

Energy— 4.6%
Anadarko Petroleum^	1,520	116
Baker Hughes^	1,680	122
Brigham Exploration*	1,260	38
Marathon Oil^	1,800	95
Southwestern Energy*	1,140	49
Swift Energy*	1,690	63
Total Energy		483

Financials— 2.1%
Affiliated Managers Group*	470	48
AON^	940	48
Citigroup	1,480	61
Discover Financial Services^	2,240	60
Total Financials		217

Health care— 4.6%
Agilent Technologies*	890	46
Covidien^	1,310	70
DaVita*	610	53
Express Scripts*	1,100	59
Shire ADR	640	60
UnitedHealth Group	1,200	62
Valeant Pharmaceuticals International	1,250	65
Watson Pharmaceuticals*^	990	68
Total Health care		483

Industrials— 4.3%
AMETEK	600	27
Caterpillar^	850	90
Copa Holdings, Cl A	710	47
Deere^	860	71
FedEx^	400	38
Parker Hannifin	820	74
Precision Castparts	290	48
Rockwell Automation	670	58
Total Industrials		453

Information technology— 9.6%
Acme Packet*^	750	53
Avago Technologies^	1,270	48
Broadcom, Cl A	1,480	50
Check Point Software Technologies*^	640	36
Citrix Systems*	670	54
Cypress Semiconductor^	2,940	62
eBay*	1,860	60
EMC*	1,760	48
F5 Networks*^	985	109
Google, Cl A*	100	51
Juniper Networks*^	2,040	64
MasterCard, Cl A	130	39
NetQin Mobile ADR*	3,590	20
OpenTable*	460	38
Oracle^	2,180	72
Qualcomm^	1,290	73
SINA*	470	49
SuccessFactors*	1,720	51
VeriFone Systems*	530	23
Total Information technology		1,000

Materials— 2.6%
CF Industries Holdings^	590	84
Cliffs Natural Resources	1,080	100
Eastman Chemical^	350	36
Mosaic	730	49
Total Materials		269
Total Common stock (Cost $3,938)		4,128

Cash equivalent—2.4%
BlackRock TempCash Fund, Institutional Shares, 0.010%**	256,159	256
Total Cash equivalent (Cost $256)		256
Total Investments — 41.9% (Cost $4,194)†		$4,384

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $10,456.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions in addition to cash deposits with brokers.
†	At June 30, 2011, the tax basis cost of the Fund’s investments was $4,194, and the unrealized appreciation and depreciation were $202 and $(12), respectively.***
ADR	— American Depositary Receipt
Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of securities sold short

Turner Titan Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—24.8%
Consumer discretionary— 5.2%
Advance Auto Parts	1,250	$74
CarMax*	1,450	48
Cheesecake Factory*	1,140	36
Discovery Communications, Cl A*	1,470	60
Dollar General*	1,840	62
Goodyear Tire & Rubber*	1,460	24
Guess?	1,480	62
Marriott International, Cl A	1,220	43
Polo Ralph Lauren	460	61
Warnaco Group*	460	24
Zumiez*	1,960	49
Total Consumer discretionary		543

Consumer staples— 1.8%
General Mills	1,660	62
H.J. Heinz	1,120	60
Wal-Mart Stores	1,340	71
Total Consumer staples		193

Energy— 2.8%
Chesapeake Energy	3,340	99
Encana	1,570	48
EOG Resources	390	41
FMC Technologies*	1,400	63
Valero Energy	1,640	42
Total Energy		293

Financials— 2.0%
BB&T	1,820	49
Federated Investors, Cl B	2,000	48
Northern Trust	1,610	73
Weyerhaeuser	1,690	37
Total Financials		207

Health care— 2.3%
Celgene*	600	36
LifePoint Hospitals*	1,760	69
Pfizer	2,080	43
St. Jude Medical	860	41
Zimmer Holdings*	760	48
Total Health care		237

Industrials— 3.5%
Cooper Industries	690	41
Honeywell International	1,080	64
Jabil Circuit	2,490	50
Roper Industries	580	48
Scotts Miracle-Gro	1,200	62
U.S. Airways Group*	3,120	28
United Technologies	770	69
Total Industrials		362

Information technology— 5.5%
AOL*	2,090	42
Autodesk*	1,530	59
Fiserv*	1,000	63
Infosys SP ADR	960	62
JDS Uniphase*	2,450	41
KLA-Tencor	2,410	98
Microsoft	2,330	61
Motorola Mobility Holdings*	1,610	35
NVIDIA*	3,030	48
Silicon Laboratories*	1,210	50
Skyworks Solutions*	1,010	23
Total Information technology		582

Materials— 1.7%
ArcelorMittal, NY Shares	1,420	49
Dow Chemical	1,670	60
Freeport-McMoRan Copper & Gold	1,200	64
Total Materials		173
Total Common stock (Proceeds $2,552)		2,590

Exchange traded fund—2.2%
iShares Russell 2000 Growth Index Fund	2,440	231
Total Exchange traded fund (Proceeds $229)		231
Total Securities sold short — 27.0% (Proceeds $2,781)		$2,821

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $10,456.**

*	Non-income producing security.
**	This number is listed in thousands.
ADR	— American Depositary Receipt
Cl	— Class
NY	— New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner All Cap Growth Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—94.5%†
Consumer discretionary— 14.8%
Abercrombie & Fitch Cl A	22,570	$1,510
Crocs*	45,110	1,162
Las Vegas Sands*	28,990	1,224
Macy’s	31,790	929
Starwood Hotels & Resorts Worldwide	26,100	1,463
Total Consumer discretionary		6,288

Consumer staples— 7.3%
Green Mountain Coffee Roasters*	22,680	2,024
Whole Foods Market	17,290	1,097
Total Consumer staples		3,121

Energy— 5.0%
Cameron International*	22,550	1,134
Cimarex Energy	10,930	983
Total Energy		2,117

Financials— 2.7%
M&T Bank	13,050	1,148
Total Financials		1,148

Health care— 9.1%
Alexion Pharmaceuticals*	22,030	1,036
Gen-Probe*	6,380	441
Illumina*#	13,540	1,018
Valeant Pharmaceuticals International	26,490	1,376
Total Health care		3,871

Industrials— 2.4%
Cummins	9,830	1,017
Total Industrials		1,017

Information technology— 49.1%
Active Network*#	36,980	651
Aeroflex Holding*	61,678	1,119
Apple*	6,020	2,021
ASML Holding, NY Shares	33,680	1,245
Baidu SP ADR*	11,280	1,581
Broadcom, Cl A	29,400	989
Cypress Semiconductor	84,490	1,786
Entropic Communications*#	182,750	1,625
F5 Networks*	16,200	1,786
Inphi*	45,350	789
Juniper Networks*	26,210	825
Netlogic Microsystems*	38,820	1,569
OpenTable*	9,320	775
Salesforce.com*	11,110	1,655
TIBCO Software*	53,170	1,543
VeriFone Systems*	21,980	975
Total Information technology		20,934

Materials— 2.2%
Walter Energy	7,960	922
Total Materials		922

Telecommunication services— 1.9%
Aruba Networks*#	27,980	827
Total Telecommunication services		827
Total Common stock (Cost $33,095)		40,245

Cash equivalent—7.8%
BlackRock TempCash Fund, Institutional Shares, 0.010%**(1)	3,344,051	3,344
Total Cash equivalent (Cost $3,344)		3,344
Total Investments — 102.3% (Cost $36,439)††		$43,589

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $42,591.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2011, the tax basis cost of the Fund’s investments was $36,668, and the unrealized appreciation and depreciation were $8,260 and $(1,339), respectively.***
#	Security fully or partially on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $3,241***. Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2011 was $3,305.***

ADR	— American Depositary Receipt
Cl	— Class
NY	— New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Concentrated Growth Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—99.1%†
Consumer discretionary— 16.9%
Amazon.com*	10,070	$2,059
Chipotle Mexican Grill*	4,400	1,356
Las Vegas Sands*	40,180	1,696
Lululemon Athletica*	11,860	1,326
Toll Brothers*	99,500	2,064
Total Consumer discretionary		8,501

Energy— 5.1%
Anadarko Petroleum	33,270	2,554
Total Energy		2,554

Financials— 3.4%
Affiliated Managers Group*	16,920	1,717
Total Financials		1,717

Health care— 11.4%
Allergan	28,430	2,367
Cerner*	27,480	1,679
Valeant Pharmaceuticals International	33,080	1,719
Total Health care		5,765

Industrials— 11.8%
AMETEK	39,880	1,791
Caterpillar	23,730	2,526
FedEx	17,290	1,640
Total Industrials		5,957

Information technology— 45.3%
Acme Packet*	33,260	2,333
Alcatel-Lucent SP ADR*	365,770	2,110
Apple*	7,260	2,437
Broadcom, Cl A	53,390	1,796
Cypress Semiconductor	81,440	1,722
F5 Networks*	14,380	1,585
Fortinet*	68,360	1,866
Netlogic Microsystems*	29,490	1,192
Qualcomm	34,960	1,985
Salesforce.com*	16,810	2,504
SanDisk*	28,870	1,198
SINA*	20,620	2,147
Total Information technology		22,875

Materials— 5.2%
Goldcorp#	31,120	1,502
Molycorp*	18,580	1,134
Total Materials		2,636
Total Common stock (Cost $41,923)		50,005

Cash equivalent—8.2%
BlackRock TempCash Fund, Institutional Shares, 0.010%**(1)	4,122,971	4,123
Total Cash equivalent (Cost $4,123)		4,123
Total Investments — 107.3% (Cost $46,046)††		$54,128

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $50,455.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2011, the tax basis cost of the Fund’s investments was $46,082, and the unrealized appreciation and depreciation were $8,599 and $(553), respectively.***
#	Security fully or partially on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $3,314***. Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2011 was $3,380.***

ADR	— American Depositary Receipt
Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Emerging Growth Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—93.3%
Consumer discretionary— 13.6%
7 Days Group Holdings ADR*	233,790	$4,519
Ann*	176,180	4,598
Asbury Automotive Group*#	197,190	3,654
Body Central*	159,120	3,744
Buffalo Wild Wings*#	84,820	5,625
Children’s Place Retail Stores*	110,810	4,930
Cooper Tire & Rubber	57,350	1,135
Cracker Barrel Old Country Store#	112,500	5,547
Crocs*	134,930	3,475
Deckers Outdoor*	168,520	14,853
DineEquity*	60,600	3,168
Imax*#	19,660	638
Jos. A. Bank Clothiers*#	120,240	6,013
Krispy Kreme Doughnuts*#	206,880	1,968
Maidenform Brands*	65,760	1,819
Modine Manufacturing*	100,010	1,537
Select Comfort*	188,150	3,383
Ulta Salon, Cosmetics & Fragrance*	72,300	4,669
Vitamin Shoppe*#	120,660	5,521
Total Consumer discretionary		80,796

Consumer staples— 3.6%
Boston Beer, Cl A*#	45,980	4,120
Inter Parfums	13,298	306
TreeHouse Foods*	167,077	9,124
United Natural Foods*	185,408	7,911
Total Consumer staples		21,461

Energy— 7.5%
Brigham Exploration*	218,685	6,545
Carrizo Oil & Gas*#	135,078	5,640
GeoResources*#	118,770	2,671
ION Geophysical*	375,480	3,552
James River Coal*#	164,580	3,427
Key Energy Services*	283,300	5,099
Lufkin Industries	67,050	5,770
Northern Oil & Gas*	158,390	3,508
Rex Energy*#	224,840	2,309
Swift Energy*	159,150	5,932
Total Energy		44,453

Financials— 1.3%
Harleysville Group	96,070	2,995
IBERIABANK#	50,996	2,939
Umpqua Holdings#	151,190	1,749
Total Financials		7,683

Health care— 23.5%
Achillion Pharmaceuticals*	309,010	2,299
Air Methods*	40,720	3,043
AMERIGROUP*	269,450	18,988
Ardea Biosciences*#	79,000	2,011
ArthroCare*	204,636	6,849
Aveo Phamaceuticals*	228,080	4,701
Catalyst Health Solutions*	186,005	10,383
Computer Programs & Systems	76,801	4,875
Cyberonics*	149,220	4,171
DexCom*	45,440	658
Hanger Orthopedic Group*	133,504	3,267
HMS Holdings*	69,800	5,365
ICON SP ADR*	153,040	3,606
Impax Laboratories*	195,762	4,266
Merit Medical Systems*	232,717	4,182
Molina Healthcare*	325,174	8,819
NuVasive*#	98,500	3,239
NxStage Medical*	206,570	4,301
Orthofix International*#	109,670	4,658
PAREXEL International*	146,504	3,452
Pharmasset*	74,230	8,328
PSS World Medical*#	107,710	3,017
QLT*	93,985	678
Quality Systems#	72,353	6,316
Questcor Pharmaceuticals*#	249,960	6,024
Sunrise Senior Living*#	231,065	2,202
SXC Health Solutions*	129,964	7,657
Volcano*#	93,000	3,003
Total Health care		140,358

Industrials— 17.7%
American Science & Engineering#	9,239	739
Chart Industries*	44,620	2,409
Clean Harbors*	92,340	9,534
Consolidated Graphics*	67,027	3,683
Copa Holdings, Cl A	90,011	6,007
EnPro Industries*#	149,890	7,205
ESCO Technologies	74,390	2,738
Genesee & Wyoming, Cl A*	173,965	10,201
Greenbrier*	313,386	6,193
Hub Group, Cl A*	143,548	5,406
Huron Consulting Group*#	196,410	5,934
Kforce*	423,830	5,544
Lindsay#	52,431	3,607
Meritor*	273,620	4,389
Middleby*#	110,523	10,394
Robbins & Myers	104,524	5,524
Titan International#	93,630	2,271
Triumph Group	140,402	13,981
Total Industrials		105,759

Information technology— 17.4%
ANSYS*	124,960	6,832
Ariba*	446,490	15,391
Blue Coat Systems*	75,780	1,657
Bottomline Technologies*#	202,722	5,009
Cavium*#	74,490	3,247
CEVA*	145,602	4,435
Cirrus Logic*#	315,390	5,015
Coherent*	75,554	4,176
Dice Holdings*	147,580	1,995
Electronics for Imaging*	258,750	4,456
Entropic Communications*	340,740	3,029
Hittite Microwave*	106,420	6,588
Hypercom*	128,910	1,267
Ixia*	85,260	1,091
Kenexa*#	226,490	5,431
NETGEAR*	117,000	5,115
Netlogic Microsystems*#	122,470	4,950
NetScout Systems*	120,140	2,510
Power Integrations#	88,400	3,397
Quantum*	828,670	2,735

	Shares	Value (000)
Rofin-Sinar Technologies*	234,790	$8,018
Synchronoss Technologies*	97,870	3,105
Taleo, Cl A*	122,390	4,532
Total Information technology		103,981

Materials— 7.5%
Domtar#	85,050	8,056
Globe Specialty Metals	316,960	7,106
Huntsman	552,187	10,409
KapStone Paper & Packaging*	190,220	3,152
LSB Industries*	201,240	8,637
Noranda Aluminum Holding*	210,781	3,191
Solutia*	185,225	4,233
Total Materials		44,784

Telecommunication services— 1.0%
Aruba Networks*#	203,920	6,026
Total Telecommunication services		6,026

Utilities— 0.2%
Artesian Resources, Cl A#	68,425	1,232
Total Utilities		1,232
Total Common stock (Cost $377,945)		556,533

Exchange traded fund—0.8%
Market Vectors Junior Gold Miners ETF#	149,270	5,147
Total Exchange traded fund (Cost $6,119)		5,147

Cash equivalent—20.1%
BlackRock TempCash Fund, Institutional Shares, 0.010%**(1)	119,855,317	119,855
Total Cash equivalent (Cost $119,855)		119,855
Total Investments — 114.2% (Cost $503,919) †		$681,535

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $596,558.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	At June 30, 2011, the tax basis cost of the Fund’s investments was $504,752, and the unrealized appreciation and depreciation were $184,120 and $(7,337), respectively.***
#	Security fully or partially on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $84,723***. Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2011 was $86,417.***

ADR	— American Depositary Receipt
Cl	— Class
ETF	— Exchange Traded Fund

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Large Growth Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—98.5%†
Consumer discretionary— 16.2%
Amazon.com*	60,910	$12,455
Chipotle Mexican Grill*	19,040	5,868
Coach	100,000	6,393
Comcast, Cl A	396,520	10,048
Las Vegas Sands*	192,040	8,106
Lululemon Athletica*#	35,740	3,996
Nike, Cl B	79,340	7,139
Stanley Black & Decker	88,520	6,378
Starbucks	105,690	4,174
Starwood Hotels & Resorts Worldwide	147,870	8,287
Tempur-Pedic International*	43,870	2,975
Toll Brothers*	313,110	6,494
TRW Automotive Holdings*	97,370	5,748
Viacom, Cl B	142,950	7,290
Total Consumer discretionary		95,351

Consumer staples— 4.8%
Estee Lauder, Cl A	51,800	5,449
Green Mountain Coffee Roasters*	39,660	3,540
Mead Johnson Nutrition, Cl A	154,090	10,409
Walgreen	117,700	4,997
Whole Foods Market	63,279	4,015
Total Consumer staples		28,410

Energy— 10.5%
Anadarko Petroleum	168,520	12,936
Cimarex Energy	127,540	11,468
Cobalt International Energy*	185,760	2,532
Concho Resources*	116,060	10,660
Schlumberger	209,180	18,073
Southwestern Energy*	148,850	6,383
Total Energy		62,052

Financials— 4.4%
ACE	124,939	8,223
Affiliated Managers Group*	81,970	8,316
CB Richard Ellis Group, Cl A*	170,060	4,270
Charles Schwab	318,530	5,240
Total Financials		26,049

Health care— 11.1%
Agilent Technologies*	127,870	6,535
Alexion Pharmaceuticals*	81,000	3,809
Allergan	125,900	10,481
Cerner*#	110,820	6,772
Covidien	179,670	9,564
Express Scripts*	145,900	7,876
Shire ADR	87,480	8,242
Universal Health Services, Cl B	82,620	4,257
Valeant Pharmaceuticals International	154,750	8,041
Total Health care		65,577

Industrials— 11.9%
AGCO*	141,310	6,975
AMETEK	178,025	7,994
Caterpillar	130,160	13,857
Cummins	82,020	8,488
FedEx	110,490	10,480
KBR	100,380	3,783
Manpower	17,800	955
Precision Castparts	43,280	7,126
Rockwell Automation	119,340	10,354
Total Industrials		70,012

Information technology— 32.8%
Acme Packet*	88,850	6,231
Altera	166,550	7,720
Apple*	111,470	37,417
ASML Holding, NY Shares	175,057	6,470
Broadcom, Cl A	286,550	9,640
Ciena*#	243,910	4,483
Cypress Semiconductor	199,800	4,224
EMC*	264,580	7,289
F5 Networks*	43,940	4,844
Fortinet*	129,900	3,545
Google, Cl A*	29,400	14,888
MasterCard, Cl A	45,240	13,633
Netlogic Microsystems*	108,850	4,400
NXP Semiconductors*	125,240	3,348
Oracle	615,070	20,242
Qualcomm	358,710	20,371
Riverbed Technology*	96,070	3,803
Salesforce.com*	73,440	10,941
SanDisk*	99,160	4,115
VeriFone Systems*	126,550	5,612
Total Information technology		193,216

Materials— 6.0%
Celanese, Ser A	105,570	5,628
CF Industries Holdings	31,650	4,484
Cliffs Natural Resources	75,732	7,001
Goldcorp#	136,060	6,568
International Flavors & Fragrances	99,340	6,381
Molycorp*	83,650	5,108
Total Materials		35,170

Telecommunication services— 0.8%
Aruba Networks*#	148,525	4,389
Total Telecommunication services		4,389
Total Common stock (Cost $465,524)		580,226

Cash equivalent—3.5%
BlackRock TempCash Fund, Institutional Shares, 0.010%**(1)	20,692,865	20,693
Total Cash equivalent (Cost $20,693)		20,693
Total Investments — 102.0% (Cost $486,217) ††		$600,919

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $589,104.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

††	At June 30, 2011, the tax basis cost of the Fund’s investments was $487,961, and the unrealized appreciation and depreciation were $118,963 and $(6,005), respectively.***
#	Security fully or partially on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $20,081***. Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2011 was $20,483.***

ADR	— American Depositary Receipt
Cl	— Class
NY	— New York
Ser	— Series

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Midcap Growth Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—99.3%†
Consumer discretionary— 15.6%
Abercrombie & Fitch, Cl A	163,810	$10,962
BorgWarner*#	85,370	6,897
Coach	279,280	17,854
Fossil*	50,400	5,933
Interpublic Group of Cos.#	731,038	9,138
Lululemon Athletica*#	54,395	6,083
MGM Resorts International*#	681,380	9,001
Nordstrom	321,830	15,107
Penn National Gaming*	126,830	5,116
Stanley Black & Decker	131,968	9,508
Starwood Hotels & Resorts Worldwide	267,310	14,980
Tempur-Pedic International*	164,370	11,148
TRW Automotive Holdings*	133,770	7,897
Under Armour, Cl A*#	87,986	6,802
Wynn Resorts	86,345	12,394
Total Consumer discretionary		148,820

Consumer staples— 4.9%
Green Mountain Coffee Roasters*#	208,060	18,571
Hansen Natural*	72,992	5,909
Mead Johnson Nutrition, Cl A	121,220	8,188
Whole Foods Market#	220,250	13,975
Total Consumer staples		46,643

Energy— 8.2%
Alpha Natural Resources*	192,210	8,734
Cameron International*	316,841	15,934
Cimarex Energy	136,480	12,272
Concho Resources*	105,640	9,703
McDermott International*	345,446	6,844
Peabody Energy	112,170	6,608
QEP Resources	236,846	9,907
Whiting Petroleum*	146,370	8,330
Total Energy		78,332

Financials— 8.7%
Affiliated Managers Group*	103,540	10,504
AON	254,110	13,036
CB Richard Ellis Group, Cl A*	358,320	8,997
Discover Financial Services	415,600	11,117
IntercontinentalExchange*	76,870	9,586
M&T Bank#	142,814	12,561
Moody’s#	127,530	4,891
Western Union	624,140	12,502
Total Financials		83,194

Health care— 15.8%
Agilent Technologies*	172,880	8,836
Alexion Pharmaceuticals*#	291,254	13,698
AMERIGROUP*	140,655	9,912
AmerisourceBergen, Cl A	252,658	10,460
Cooper	54,959	4,355
Gen-Probe*	102,250	7,071
Illumina*#	135,260	10,165
Intuitive Surgical*	23,212	8,637
Laboratory Corp. of America Holdings*#	102,365	9,908
Medicis Pharmaceutical, Cl A	137,530	5,250
Onyx Pharmaceuticals*	141,786	5,005
Perrigo	123,150	10,821
United Therapeutics*	96,596	5,322
Universal Health Services, Cl B	212,390	10,944
Valeant Pharmaceuticals International	299,580	15,566
Watson Pharmaceuticals*	213,830	14,697
Total Health care		150,647

Industrials— 10.7%
AGCO*	143,400	7,078
Expeditors International of Washington	152,160	7,789
Goodrich	94,418	9,017
Joy Global	163,142	15,538
Manpower	97,580	5,235
Owens Corning*	284,661	10,632
Parker Hannifin	136,600	12,258
Rockwell Automation	134,151	11,639
Ryder System	97,180	5,525
United Continental Holdings*	393,575	8,907
WESCO International*	153,953	8,327
Total Industrials		101,945

Information technology— 26.1%
Acme Packet*#	147,690	10,358
Aeroflex Holding*	377,540	6,852
Altera	210,440	9,754
ASML Holding, NY Shares	419,660	15,511
Broadcom, Cl A	204,721	6,887
Ciena*#	150,790	2,772
Cypress Semiconductor	829,530	17,536
F5 Networks*	168,434	18,570
Fortinet*	210,260	5,738
Freescale Semiconductor Holdings I*#	268,770	4,943
Informatica*	173,650	10,146
Juniper Networks*	185,420	5,841
Lam Research*	163,335	7,232
MercadoLibre#	77,480	6,147
Netlogic Microsystems*#	393,070	15,888
NXP Semiconductors*	270,310	7,225
OmniVision Technologies*	208,110	7,244
OpenTable*	128,460	10,678
Salesforce.com*	126,330	18,821
SanDisk*	227,080	9,424
SINA*	84,892	8,837
SuccessFactors*#	402,590	11,836
Teradata*	127,690	7,687
TIBCO Software*	307,630	8,927
Universal Display*	153,790	5,397
VeriFone Systems*	190,448	8,446
Total Information technology		248,697

Materials— 7.5%
Albemarle	124,987	8,649
CF Industries Holdings	80,010	11,335
Cliffs Natural Resources#	159,115	14,710
Molycorp*	89,043	5,437
Mosaic	49,800	3,373
PPG Industries	83,080	7,543
Temple-Inland	355,730	10,580
Walter Energy	82,005	9,496
Total Materials		71,123

	Shares	Value (000)
Telecommunication services— 1.8%
Aruba Networks*#	266,660	$7,879
NII Holdings*	208,350	8,829
Total Telecommunication services		16,708
Total Common stock (Cost $646,507)		946,109

Cash equivalent—15.5%
BlackRock TempCash Fund, Institutional Shares, 0.010%**(1)	147,803,700	147,804
Total Cash equivalent (Cost $147,804)		147,804
Total Investments — 114.8% (Cost $794,311) ††		$1,093,913

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $953,044.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2011, the tax basis cost of the Fund’s investments was $794,689, and the unrealized appreciation and depreciation were $309,808 and $(10,584), respectively.***
#	Security fully or partially on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $143,314***. Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2011 was $146,180.***

Cl	— Class
NY	— New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Small Cap Growth Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—98.8%
Consumer discretionary— 14.5%
Bravo Brio Restaurant Group*	67,300	$1,644
Brunswick#	115,420	2,355
Children’s Place Retail Stores*#	68,190	3,034
Crocs*	143,090	3,684
DineEquity*	49,222	2,573
Finish Line, Cl A	191,750	4,103
Gaylord Entertainment*#	106,636	3,199
Meritage Homes*#	117,100	2,642
Modine Manufacturing*	146,820	2,257
Polaris Industries	26,930	2,994
Saks*	244,430	2,730
Scientific Games, Cl A*#	334,330	3,457
Sonic Automotive, Cl A#	189,800	2,781
Sotheby’s	79,951	3,478
Steven Madden*	87,255	3,273
Tenneco*	83,930	3,699
True Religion Apparel*	90,280	2,625
Wet Seal, Cl A*	401,420	1,794
Total Consumer discretionary		52,322

Consumer staples— 2.1%
Cott*	233,030	1,960
Hain Celestial Group*	81,650	2,724
United Natural Foods*	68,283	2,913
Total Consumer staples		7,597

Energy— 8.1%
Carrizo Oil & Gas*	46,260	1,932
CVR Energy*	75,150	1,850
Dril-Quip*	46,870	3,179
Energy XXI (Bermuda)*	90,660	3,012
Gulfport Energy*	67,760	2,012
James River Coal*#	114,080	2,375
Key Energy Services*	232,787	4,190
Northern Oil & Gas*	143,830	3,186
Oasis Petroleum*#	88,240	2,619
Patriot Coal*	88,870	1,978
Swift Energy*	76,200	2,840
Total Energy		29,173

Financials— 9.3%
Bank of the Ozarks#	45,380	2,362
Endurance Specialty Holdings	63,420	2,621
Extra Space Storage	102,470	2,186
Kilroy Realty#	78,640	3,106
Knight Capital Group, CI A*	196,405	2,164
LaSalle Hotel Properties	104,590	2,755
MF Global Holdings*	410,810	3,180
Oritani Financial	123,070	1,574
Portfolio Recovery Associates*#	34,660	2,939
Stifel Financial*	84,305	3,023
SVB Financial Group*	24,790	1,480
Tanger Factory Outlet Centers	124,890	3,343
Texas Capital Bancshares*	110,570	2,856
Total Financials		33,589

Health care— 18.6%
AMERIGROUP*	31,957	2,252
Catalyst Health Solutions*	60,550	3,380
Cepheid*#	98,570	3,414
Chemed	47,410	3,106
Cooper	22,400	1,775
Cubist Pharmaceuticals*	67,850	2,442
HealthSouth*	135,660	3,560
Healthspring*#	76,530	3,530
Hill-Rom Holdings	92,730	4,269
HMS Holdings*	33,150	2,548
Impax Laboratories*	93,865	2,045
Incyte*#	121,590	2,303
Medicis Pharmaceutical, Cl A	101,920	3,890
Medivation*#	86,750	1,859
MEDNAX*	41,840	3,020
NuVasive*#	68,310	2,246
Onyx Pharmaceuticals*	68,620	2,422
PAREXEL International*#	106,100	2,500
Pharmasset*	15,530	1,743
PSS World Medical*#	105,090	2,944
Quality Systems#	32,180	2,809
Salix Pharmaceuticals*	26,050	1,038
Sirona Dental Systems*	48,880	2,596
Targacept*	79,410	1,673
Volcano*#	69,270	2,237
WellCare Health Plans*	34,890	1,794
Total Health care		67,395

Industrials— 16.2%
A123 Systems*#	203,800	1,084
Actuant, Cl A	102,470	2,749
Alaska Air Group*	49,650	3,399
Avis Budget Group*	180,280	3,081
Belden	62,110	2,165
Clean Harbors*	40,210	4,152
Copa Holdings, Cl A	39,390	2,629
Genesee & Wyoming, Cl A*	67,050	3,932
GrafTech International*#	126,200	2,558
Greenbrier*	98,475	1,946
Herman Miller#	85,050	2,315
Hexcel*#	151,500	3,316
Hub Group, Cl A*	91,890	3,461
Kforce*	199,520	2,610
Polypore International*#	45,377	3,078
Robbins & Myers	68,175	3,603
Titan International#	87,140	2,114
TrueBlue*#	204,562	2,962
WESCO International*	66,090	3,575
Woodward	108,271	3,774
Total Industrials		58,503

Information technology— 23.2%
Acme Packet*	28,480	1,997
ADTRAN	44,130	1,708
Aeroflex Holding*	102,586	1,862
Ancestry.com*#	37,990	1,572
Anixter International	42,640	2,786
Ariba*	121,340	4,183
BroadSoft*#	54,455	2,076
Cavium*#	81,320	3,545
CEVA*#	44,231	1,347
Cirrus Logic*#	181,200	2,881
Concur Technologies*#	80,980	4,055

	Shares	Value (000)
Dice Holdings*	133,423	$1,804
Entropic Communications*	346,240	3,078
Heartland Payment Systems	91,135	1,877
Inphi*	107,016	1,862
Intralinks Holdings*	83,980	1,451
IPG Photonics*	29,540	2,148
Ixia*	238,430	3,052
Limelight Networks*#	450,240	2,053
NETGEAR*	72,940	3,189
Netlogic Microsystems*#	103,450	4,181
NetQin Mobile ADR*	125,500	690
Oclaro*#	155,880	1,048
OpenTable*	36,680	3,049
QLIK Technologies*	74,560	2,540
Riverbed Technology*#	37,830	1,498
Sapient*#	264,930	3,982
SuccessFactors*#	123,800	3,640
Synchronoss Technologies*	104,440	3,314
Taleo, Cl A*	91,080	3,373
Teradyne*	169,270	2,505
Ultratech*	91,090	2,767
VeriFone Systems*	59,505	2,639
Total Information technology		83,752

Materials— 5.2%
AK Steel Holding	202,520	3,192
Allied Nevada Gold*	61,369	2,171
Louisiana-Pacific*#	204,250	1,662
Rock-Tenn, Cl A	32,961	2,187
Solutia*	140,870	3,219
Stillwater Mining*	169,660	3,734
Thompson Creek Metals*	276,880	2,763
Total Materials		18,928

Telecommunication services— 1.6%
Aruba Networks*#	109,106	3,224
Cogent Communications Group*	142,630	2,427
Total Telecommunication services		5,651
Total Common stock (Cost $286,576)		356,910

Cash equivalent—26.6%
BlackRock TempCash Fund, Institutional Shares, 0.010%**(1)	96,298,070	96,298
Total Cash equivalent (Cost $96,298)		96,298
Total Investments — 125.4% (Cost $382,874) †		$453,208

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $361,363.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	At June 30, 2011, the tax basis cost of the Fund’s investments was $383,534, and the unrealized appreciation and depreciation were $79,410 and $(9,736), respectively.***
#	Security fully or partially on loan at June 30, 2011. The total value of securities on loan at June 30, 2011 was $84,799***. Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2011 was $86,495.***

ADR	— American Depositary Receipt
Cl	— Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Quantitative Broad Market Equity Fund

June 30, 2011 (Unaudited)

On May 27, 2011, the Board of Trustees determined to close and liquidate the Quantitative Broad Market Equity Fund.  As of June 30, 2011, all securities were liquidated in anticipation of the closure.  The Fund had Net Assets (000) of $245, all of which consisted of receivable and payable balances.  As such, the Fund has no reportable items for the Schedule of Investments, and the Fund liquidation was finalized on July 11, 2011.

Schedule of investments

Turner Global Opportunities Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—96.6%†
Consumer discretionary— 10.5%
Arcos Dorados Holdings, Cl A*	2,200	$47
InterContinental Hotels Group	3,091	63
Las Vegas Sands*	2,100	89
Total Consumer discretionary		199

Consumer staples— 3.0%
Green Mountain Coffee Roasters*	640	57
Total Consumer staples		57

Energy— 5.8%
Cimarex Energy	550	49
Schlumberger	690	60
Total Energy		109

Financials— 8.2%
AIA Group*	24,594	85
DBS Group Holdings	5,940	71
Total Financials		156

Health care— 14.7%
Alexion Pharmaceuticals*	1,440	68
Shire ADR	1,750	55
Universal Health Services, Cl B	1,150	59
Valeant Pharmaceuticals International	1,868	97
Total Health care		279

Industrials— 10.2%
Caterpillar	780	83
FANUC	310	52
Siemens	430	59
Total Industrials		194

Information technology— 40.7%
Apple*	310	104
ARM Holdings	1,770	50
ASML Holding, NY Shares	1,930	71
Baidu SP ADR*	650	91
Cypress Semiconductor	2,860	61
F5 Networks*	590	65
Imagination Technologies Group*	8,100	49
OpenTable*	570	47
Qualcomm	1,430	81
Salesforce.com*	540	81
SanDisk*	1,520	63
ZTE, H Shares	2,320	9
Total Information technology		772

Materials— 3.5%
Walter Energy	580	66
Total Materials		66
Total Common stock (Cost $1,560)		1,832

Cash equivalent—3.0%
BlackRock TempCash Fund, Institutional Shares, 0.010%**	56,104	56
Total Cash equivalent (Cost $56)		56
Total Investments†† — 99.5% (Cost $1,617)		$1,888

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $1,896.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,618, and the unrealized appreciation and depreciation were $284 and $(14), respectively.***
ADR	— American Depositary Receipt
Cl	— Class
NY	— New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner International Growth Fund

June 30, 2011 (Unaudited)

	Shares	Value (000)
Common stock—98.8%
Consumer discretionary— 11.9%
Arcos Dorados Holdings, Cl A*	4,400	$93
Hyundai Motor	580	129
InterContinental Hotels Group	6,439	132
Lululemon Athletica*	1,120	125
LVMH Moet Hennessy Louis Vuitton	703	126
MGM China Holdings*	35,200	65
NagaCorp	424,398	103
Ports Design	35,000	83
Sands China*	30,264	82
Swatch Group	218	110
Total Consumer discretionary		1,048

Consumer staples— 13.0%
Adecoagro*	3,800	42
British American Tobacco	3,130	137
Compania Cervecerias Unidas	9,640	116
Danone	1,690	126
Diageo	6,210	127
FamilyMart	3,810	140
Henkel	1,890	131
Nestle	3,095	192
Remy Cointreau	1,580	133
Total Consumer staples		1,144

Energy— 5.0%
BG Group	5,540	126
Petrominerales	1,877	55
Subsea 7	4,860	124
Suncor Energy	3,420	134
Total Energy		439

Financials— 10.2%
AIA Group*	32,659	113
BNP Paribas	1,840	142
DBS Group Holdings	9,960	119
HSBC Holdings	20,750	206
LIG Insurance	4,000	102
Standard Chartered	4,507	119
UBS*	5,390	98
Total Financials		899

Health care— 9.7%
Covidien	1,810	96
Fresenius Medical Care	1,524	114
Hikma Pharmaceuticals	6,310	77
Novo Nordisk, Cl B	900	113
Roche Holding	1,080	181
Shire ADR	4,310	134
Valeant Pharmaceuticals International	2,666	139
Total Health care		854

Industrials— 14.8%
Atlas Copco, A Shares	3,730	98
CAE	10,690	144
Canadian National Railway	1,374	110
Copa Holdings, Cl A	1,400	93
Embraer	10,277	78
Experian	8,666	110
FANUC	800	133
GEA Group	2,410	86
Komatsu	2,650	82
Siemens	1,060	146
Volvo, B Shares	7,350	129
Wolseley	2,693	88
Total Industrials		1,297

Information technology— 15.2%
Alcatel-Lucent*	23,910	138
ARM Holdings	14,450	136
ASML Holding	3,530	130
AU Optronics*	130,126	89
Baidu ADR*	690	97
Canon	2,450	116
Freescale Semiconductor Holdings I*	2,910	53
Imagination Technologies Group*	17,770	108
Omron	3,600	100
Samsung Electronics	130	101
SAP	2,070	125
SINA*	930	97
ZTE, H Shares	13,252	48
Total Information technology		1,338

Materials— 15.3%
Air Liquide	1,039	149
BHP Billiton	5,960	280
Christian Hansen Holding	4,990	118
Goldcorp	2,180	105
LG Chem	210	96
LyondellBasell Industries NV, Cl A	1,570	61
Potash Corp. of Saskatchewan	2,531	145
Rexam	22,580	139
Rio Tinto	2,370	171
YAMATO KOGYO	2,430	75
Total Materials		1,339

Telecommunication services— 1.3%
Tim Participacoes	23,590	114
Total Telecommunication services		114

Utilities— 2.4%
Empresa Nacional de Electricidad	45,040	85
Veolia Environnement	4,281	121
Total Utilities		206
Total Common stock (Cost $7,895)		8,678

Cash equivalent—2.0%
BlackRock TempCash Fund, Institutional Shares, 0.010%**	175,049	175
Total Cash equivalent (Cost $175)		175
Total Investments — 100.8% (Cost $8,070)†		$8,853

As of June 30, 2011 all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $8,783.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2011.
***	This number is listed in thousands.
†	At June 30, 2011, the tax basis cost of the Fund’s investments was $8,197, and the unrealized appreciation and depreciation were $789 and $(133), respectively.***
ADR	— American Depositary Receipt
Cl	— Class
NV	— Naamloze Vennootschap

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)*	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date	August 25, 2011

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	August 26, 2011